SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE – 15 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after March 31, 2025, up through the date the Company issued the audited consolidated financial statements.

On June 5, 2025, the Company closed its self-directed the FPO on a best efforts basis. The Company sold 11,000,000 ordinary shares at an offering price of US$0.60 and 33,000,000 common warrants to purchase up to 33,000,000 Ordinary Shares at an exercise price of US$0.01 per share, for total gross proceeds of US$6,930,000 and net proceeds of approximately US$6,843,939 after deducting expenses of approximately $86,061 payable by the Company.

In June 2025, the Company entered into a promissory note in the amount of US$1.5 million with an independent party. This note is carried with an annual interest rate of 5.0% and is expected to become receivable by 31 March 2026.

In July 2025, the Company entered into two promissory notes with an independent third party. One note is amounted to US$0.8 million with an annual interest rate of 5.0% and is due by December 31, 2025. Another note is amounted to US$1.2 million with an annual interest rate of 5.0% and is expected to become receivable by August 31, 2025.

On July 2, 2025, the Company entered into a sales and purchase agreement with an independent third party, pursuant to which the Company agreed to acquire 100% of the issued share capital of Capital Summit Enterprise Limited (“Capital Summit”) at the consideration of US$1,700,000 which has been fully settled to date. The completion of the acquisition is contingent upon the delivery to the independent third party of a certified board resolution approving the Agreement and affirming the Company’s fulfillment of its obligations thereunder, as well as the transfer of the shares. As of the date of the report, the acquisition is not yet completed and expected to be finalized in August 2025. Capital Summit is principally engaged in the provision of advisory and consultancy services.

Except for the matters mentioned above and those disclosed elsewhere in the consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the Company’s consolidated financial statements.